Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
T-REX 2X LONG TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Tesla Daily Target ETF
Class Name	T-REX 2X Long Tesla Daily Target ETF
Trading Symbol	TSLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Tesla Daily Target ETF for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tslt/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/tslt/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Tesla Daily Target ETF	$70	1.05%¹
¹	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 338,101,296
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 2,225,110
Investment Company, Portfolio Turnover	48061.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$338,101,296
Number of Holdings	7
Total Net Advisory Fee	$2,225,110
Portfolio Turnover Rate	48,061.13%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	65.40%
Derivatives	11.96%
Other Assets, Net of Liabilities	22.64%

T-REX 2X INVERSE TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse Tesla Daily Target ETF
Class Name	T-REX 2X Inverse Tesla Daily Target ETF
Trading Symbol	TSLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Inverse Tesla Daily Target ETF for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tslz/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/tslz/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Tesla Daily Target ETF	$36	1.05%¹
¹	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 80,304,661
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 423,558
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$80,304,661
Number of Holdings	4
Total Net Advisory Fee	$423,558
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	126.18%
Derivatives	-9.04%
Liabilities in Excess of Other Assets	-17.14%

T-REX 2X LONG NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long NVIDIA Daily Target ETF
Class Name	T-REX 2X Long NVIDIA Daily Target ETF
Trading Symbol	NVDX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long NVIDIA Daily Target ETF for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvdx/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/nvdx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long NVIDIA Daily Target ETF	$59	1.05%¹
¹	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%	[3]
Net Assets	$ 635,775,655
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 3,360,217
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$635,775,655
Number of Holdings	6
Total Net Advisory Fee	$3,360,217
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	78.49%
Derivatives	6.63%
Other Assets, Net of Liabilities	14.88%

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse NVIDIA Daily Target ETF
Class Name	T-REX 2X Inverse NVIDIA Daily Target ETF
Trading Symbol	NVDQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Inverse NVIDIA Daily Target ETF for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvdq/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/nvdq/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse NVIDIA Daily Target ETF	$43	1.05%¹
¹	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.05%	[4]
Net Assets	$ 28,390,983
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 209,483
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$28,390,983
Number of Holdings	2
Total Net Advisory Fee	$209,483
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts   200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	101.00%
Derivatives	-3.09%
Other Assets, Net of Liabilities	2.09%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.